Schedule of Disaggregates the revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total	$ 55,239,839	$ 34,875,639
Service [Member]
Disaggregation of Revenue [Line Items]
Total	$ 55,239,839	$ 34,875,639